Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	70 Months Ended	76 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000216959
Average Annual Return [Line Items]
Average Annual Return, Percent		2.66%	3.72%	4.48%
Without Sales Load [Member] | C000216959
Average Annual Return [Line Items]
Average Annual Return, Percent		4.99%	4.20%	4.90%
Without Sales Load [Member] | C000216960
Average Annual Return [Line Items]
Average Annual Return, Percent		5.38%	4.64%		4.14%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%	0.18%	(0.22%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.06%	0.18%		0.86%